Repurchase of shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 20, 2018	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Repurchase of shares
Common shares or ADS authorized in share repurchase program			$ 10,000
Total Number of ADSs Purchased as Part of the Publicly Announced Plan	10,000	10,000		0	0
Average Price Paid Per ADS	$ 3.7175
Aggregate consideration for ADS repurchased		$ 37
Remaining unused amount will no longer available for repurchase after November 27, 2019		$ 9,963